Advances for Vessels under Construction	12 Months Ended
Dec. 31, 2012
Advances for Vessels under Construction
Advances for Vessels under Construction

5. Advances for Vessels under Construction

        a)    Advances for vessels under construction were as follows at December 31 (in thousands):

	2012	2011
Advance payments for vessels	$—	$196,730
Progress payments for vessels	—	288,091
Capitalized interest	—	39,465

Total	$—	$524,286

        As of December 31, 2012, the Company completed its extensive newbuilding program and has taken delivery of all of its vessels under construction.

        b)    Advances for vessels under construction and transfers to vessels' cost as of December 31, 2012 and 2011 were as follows (in thousands):

As of January 1, 2011	$904,421
Additions	693,030
Transfer to vessels' cost	(1,073,165)

As of December 31, 2011	$524,286

Additions	497,661
Transfer to vessels' cost	(1,021,947)

As of December 31, 2012	$—